Segment information (Tables)	12 Months Ended
Dec. 31, 2013
Segment information
Schedule of revenues from different product groups and services

	As of December 31,
	2012	2013
	$	$
Product revenues
Apparel	296,463,332	757,132,824
Shoes and bags	84,801,417	245,095,274
Cosmetics	75,221,908	107,069,891
Sportswear and sporting goods	70,721,110	140,340,540
Home goods and other lifestyle products	68,810,873	143,484,624
Toys, kids and baby	34,544,067	89,129,541
Other goods	59,494,542	198,308,159

	690,057,249	1,680,560,853
Other revenues	2,055,715	16,111,882

Total net revenues	692,112,964	1,696,672,735